SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares		Value
Investment Companies—100.6%[1]
Alternative Funds—8.6%
Invesco Oppenheimer Fundamental Alternatives Fund	422,482		$11,597,144
Invesco Oppenheimer Master Event-Linked Bond Fund	1,282,764		20,294,345
Invesco Oppenheimer Real Estate Fund	385,336		10,785,546
Invesco Oppenheimer SteelPath MLP Select 40 Fund	771,103		5,644,477
			48,321,512
Domestic Equity Funds—6.5%
Invesco Oppenheimer Discovery Mid Cap Growth Fund	242,943		6,110,024
Invesco Oppenheimer Main Street Small Cap Fund	390,586		5,706,460
Invesco Oppenheimer Value Fund	262,515		8,949,139
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund	495,100		15,362,953
			36,128,576
Domestic Fixed Income Funds—47.0%
Invesco Oppenheimer Limited-Term Government Fund	9,080,468		39,863,256
Invesco Oppenheimer Master Inflation Protected Securities Fund	1,759,635		22,647,388
Invesco Oppenheimer Master Loan Fund	3,274,367		56,100,388
Invesco Oppenheimer Total Return Bond Fund	20,572,060		144,415,859
			263,026,891
Foreign Equity Funds—13.8%
Invesco Oppenheimer Developing Markets Fund	198,241		8,292,411
Invesco Oppenheimer Emerging Markets Innovators Fund[2]	283,271		2,869,539
Invesco Oppenheimer Global Fund	384,586		33,170,509
Invesco Oppenheimer International Equity Fund	425,958		8,476,572
Invesco Oppenheimer International Growth Fund	212,584		8,465,103
Invesco Oppenheimer International Small-Mid Company Fund	124,991		5,809,584
Invesco Oppenheimer Macquarie Global Infrastructure Fund	884,582		10,154,996
			77,238,714
Foreign Fixed Income Fund—24.5%
Invesco Oppenheimer International Bond Fund	25,399,802		137,158,929
Money Market Fund—0.2%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%[3]	1,072,197		1,072,210

Total Investments, at Value (Cost $552,644,373)	100.6%		562,946,832
Net Other Assets (Liabilities)	(0.6)		(3,218,210)
Net Assets	100.0	% $	559,728,622

Footnotes to Schedule of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

				Shares
	Shares	Gross	Gross	September 30,
January 31, 2019		Additions	Reductions	2019
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	409,938	12,544	—	422,482

1 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)
				Shares
	Shares	Gross	Gross	September 30,
January 31, 2019		Additions	Reductions	2019
Invesco Oppenheimer Master
Event-Linked Bond Fund	1,226,899	55,865	—	1,282,764
Invesco Oppenheimer Real Estate
Fund	396,960	5,853	17,477	385,336
Invesco Oppenheimer SteelPath
MLP Select 40 Fund	737,093	46,002	11,992	771,103
Domestic Equity Funds
Invesco Oppenheimer Capital
Appreciation Fund	118,471	—	118,471	—
Invesco Oppenheimer Discovery
Mid Cap Growth Fund	272,484	—	29,541	242,943
Invesco Oppenheimer Main Street
Small Cap Fund	411,452	—	20,866	390,586
Invesco Oppenheimer Value Fund	489,329	3,987	230,801	262,515
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	—	518,100	23,000	495,100
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term
Government Fund	10,961,760	404,608	2,285,900	9,080,468
Invesco Oppenheimer Master
Inflation Protected Securities Fund	2,087,517	34,144	362,026	1,759,635
Invesco Oppenheimer Master Loan
Fund	3,228,487	75,177	29,297	3,274,367
Invesco Oppenheimer Total Return
Bond Fund	21,263,843	631,024	1,322,807	20,572,060
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	220,108	—	21,867	198,241
Invesco Oppenheimer Emerging
Markets Innovators Fund	302,160	—	18,889	283,271
Invesco Oppenheimer Global Fund	436,351	—	51,765	384,586
Invesco Oppenheimer International
Equity Fund	558,975	—	133,017	425,958
Invesco Oppenheimer International
Growth Fund	237,334	—	24,750	212,584
Invesco Oppenheimer International
Small-Mid Company Fund	81,208	49,521	5,738	124,991
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	960,524	15,478	91,420	884,582
Foreign Fixed Income Funds
Invesco Oppenheimer International
Bond Fund	25,266,341	924,055	790,594	25,399,802

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	$11,597,144	$—	$—	$252,360

2 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Schedule of Investments (Continued)
				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Invesco Oppenheimer Master
Event-Linked Bond Fund	$20,294,345	$1,064,572[a,b]	$(624,695)[a]	$40,853 [a]
Invesco Oppenheimer Real Estate
Fund	10,785,546	155,972	(50,900)	1,186,198
Invesco Oppenheimer SteelPath
MLP Select 40 Fund	5,644,477	351,018	(5,516)	(378,805)
Domestic Equity Funds
Invesco Oppenheimer Capital
Appreciation Fund	—	—	(15,016)	139,410
Invesco Oppenheimer Discovery
Mid Cap Growth Fund	6,110,024	—	(23,619)	1,005,115
Invesco Oppenheimer Main Street
Small Cap Fund	5,706,460	—	19,917	212,141
Invesco Oppenheimer Value Fund	8,949,139	136,233	106,972	515,237
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	15,362,953	162,106	32,525	1,680,617
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term
Government Fund	39,863,256	686,696	(724,248)	1,346,211
Invesco Oppenheimer Master
Inflation Protected Securities Fund	22,647,388	519,025[c,d]	189,729 [c]	870,738 [c]
Invesco Oppenheimer Master Loan
Fund	56,100,388	2,410,786[e,f]	(1,177,365)[e]	(1,243,889)[e]
Invesco Oppenheimer Total Return
Bond Fund	144,415,859	3,249,387	(546,562)	8,416,560
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	8,292,411	—	56,482	173,183
Invesco Oppenheimer Emerging
Markets Innovators Fund	2,869,539	—	8,897	108,208
Invesco Oppenheimer Global Fund	33,170,509	—	(297,196)	2,233,644
Invesco Oppenheimer International
Equity Fund	8,476,572	—	(16,704)	358,441
Invesco Oppenheimer International
Growth Fund	8,465,103	—	(16,105)	628,535
Invesco Oppenheimer International
Small-Mid Company Fund	5,809,584	—	(3,626)	387,931
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	10,154,996	178,530	54,909	662,387
Foreign Fixed Income Funds
Invesco Oppenheimer International
Bond Fund	137,158,929	5,029,965	(263,112)	(3,748,930)

Total	$561,874,622	$13,944,290	$(3,295,233)	$14,846,145

a. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.
c. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Inflation Protected Securities
Fund.
d. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Inflation Protected Securities Fund.
e. Represents the amount allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

3 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)
f. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

2. Non-income producing security.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of September 30, 2019.

Futures Contracts as of September 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
Canadian Bonds,
10 yr.	Buy	12/18/19	45	CAD 4,950	$ 4,843,567	$ (106,722)
Euro-BTP	Buy	12/6/19	54	EUR 8,498	8,583,748	85,931
Euro-BUND	Buy	12/6/19	32	EUR 6,081	6,077,561	(3,839)
Euro-OAT	Buy	12/6/19	59	EUR 10,954	10,952,133	(2,104)
Japanese Bonds,
10 yr.	Buy	12/13/19	29	JPY 41,553	41,577,619	24,139
Long Gilt S&P 500
E-Mini Index	Buy	12/27/19	72	GBP 11,923	11,883,945	(38,682)
S&P 500 E-Mini
Index	Buy	12/20/19	5	USD 750	744,625	(5,785)
						$ (47,062)

Glossary:

Currency abbreviations indicate amounts reporting in currencies
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Definitions
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
OAT	French Government Bonds
S&P	Standard & Poor's

Exchange Abbreviations

4 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$463,904,711	$ 99,042,121	$ —	$ 562,946,832
Total Investments, at Value	463,904,711	99,042,121	—	562,946,832
Other Financial Instruments:
Futures contracts	110,070	—	—	110,070
Total Assets	$464,014,781	$ 99,042,121	$ —	$ 563,056,902

Liabilities Table
Other Financial Instruments:
Futures contracts	(157,132)	—	—	(157,132)
Total Liabilities	$(157,132)	$ —	$ —	$ (157,132)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

5 INVESCO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND